PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

6. PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Deferred channel and other costs (Note 4)	54,668	45,144	6,456
VAT prepayments	18,060	11,191	1,600
Produced animation content	2,337	5,351	765
Prepayments of marketing expenses	2,255	2,170	310
Others	12,192	10,627	1,520
	89,512	74,483	10,651